General	12 Months Ended
Apr. 30, 2022
Disclosure Of General Information About Financial Statements [Abstract]
General

1.	GENERAL
AMTD Digital Inc. (the “Company”) was incorporated and registered as an exempted company with limited liability in the Cayman Islands under the Companies Act of the Cayman Islands on September 12, 2019. The Company, through its subsidiaries (collectively, the “Group”), is mainly involved in the provision of insurance brokerage services and SpiderNet ecosystem solutions services, digital media, contents and marketing services. The Group also invests in innovative technology companies.
Prior to December 31, 2020, the Company’s ultimate holding company was L.R. Capital Group Inc. (“LR Capital”) which was the controlling shareholder of AMTD Group Company Limited (“AMTD Group”) and a private company incorporated in the Cayman Islands. On December 31, 2020, the Company’s immediate holding company, AMTD Group, a private company incorporated in the British Virgin Islands (“BVI”) and LR Capital entered into a share repurchase agreement, where AMTD Group has repurchased certain shares previously allotted to LR Capital. From then onwards, AMTD Group became the ultimate holding company of the Company.
On February 23, 2022, AMTD IDEA Group (formerly known as AMTD International Inc.), a company incorporated in the Cayman Islands and a subsidiary of AMTD Group, acquired 82.7% of shares of the Company with a consideration of US$992.8 million which was settled by 67,200,330 newly issued Class A ordinary shares and 51,253,702 newly issued Class B ordinary shares of AMTD IDEA Group. From then onwards, AMTD IDEA Group holds 97.1% of the Company and became the immediate holding company of the
Company.
The Company completed its initial public offering on the New York Stock Exchange (the “NYSE”) on July 15, 2022.
The consolidated financial statements are presented in HK$, which is the same as the functional currency of the Company.
As of April 30, 2021 and 2022, the Group’s principal subsidiaries consist of the followings:

Name of principal subsidiaries	Date of incorporation/ acquisition	Place of incorporation/ establishment	Issued and fully paid/ registered share capital	Percentage of shareholdings at April 30,		Principal activities
				2021	2022
AMTD Risk Solutions Group Limited (“AMTD RSG”)	August 13, 2004	Hong Kong	HK$300,000	100%	100%	Provision of digital financial services and SpiderNet ecosystem solutions services

AMTD Digital Media Limited (“AMTD DM”) (formerly known as AMTD Strategic Capital Limited)	August 13, 2004	Hong Kong	HK$1	100%	100%	Provision of SpiderNet ecosystem solutions services

AMTD Principal Investment Solutions Group Limited (“AMTD PISG”)	July 27, 2016	BVI	US$1	100%	100%	Investment holding

AMTD Direct Investment I Limited (“AMTD DI I”)	August 29, 2018	BVI	US$1	100%	100%	Investment holding

AMTD Biomedical Investment Limited (“AMTD BI”)	July 28, 2017	BVI	US$1	100%	100%	Investment holding

PolicyPal Pte. Ltd. (“PolicyPal”)	August 3, 2020	Singapore	US$70	51%	51%	Provision of digital financial services
All of the principal subsidiaries operate predominantly in Hong Kong and Singapore.
The above table lists the subsidiaries of the Group which principally affected the results or net assets of the Group.